Summary of Significant Accounting Policies and Organization - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) (Parenthetical)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Income tax rate	21.00%	21.00%